Transfers that do not qualify for derecognition (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Bonds sold under repurchase agreements
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	₩ 10,759,778	₩ 10,610,893
Associated financial liabilities	11,075,004	8,717,336
Securities at FVTPL
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	8,915,488	7,924,953
Securities at fair value through other comprehensive income
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	1,638,651	1,867,470
Securities at amortized cost
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	205,639	818,470
Securities loaned
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	3,533,713	4,442,163
Debt securities
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	3,434,043	4,411,921
Government
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	3,213,719	3,951,869
Financial institutions
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	220,324	460,052
Equity securities
Transfers that do not qualify for derecognition [Line Items]
Transferred financial assets	₩ 99,670	₩ 30,242